General and Administrative	12 Months Ended
Dec. 31, 2017
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General and Administrative
7.	General and Administrative

		Years Ended December 31

(in thousands)	Note	2017	2016

Salaries and benefits

Salaries and benefits, excluding PSUs		$12,054	$11,931

PSUs [1]	21.1	140	(633)

Total salaries and benefits		$12,194	$11,298

Depreciation		972	952

Donations		2,141	1,976

Professional fees		3,938	6,168

Other		10,377	8,985

Cash settled general and administrative		$29,622	$29,379

Equity settled stock based compensation [2]

Stock options	20.2	$3,037	$4,326

RSUs	20.3	2,014	734

Total equity settled stock based compensation		$5,051	$5,060

Total general and administrative		$34,673	$34,439

1)	The PSU accrual related to the anticipated fair value of the PSUs issued uses a weighted average performance factor of 17% for 2017 as compared to 15% for 2016.
2)	Equity settled stock based compensation is a non-cash expense.